MERCER FUNDS

SUPPLEMENT TO

THE CLASS S SHARES AND CLASS Y SHARES PROSPECTUSES

DATED JULY 31, 2013, AS SUPPLEMENTED ON AUGUST 15, 2013,

OCTOBER 29, 2013, NOVEMBER 13, 2013, NOVEMBER 14, 2013,

NOVEMBER 15, 2014, DECEMBER 10, 2013, DECEMBER 17, 2013,

FEBRUARY 10, 2014, APRIL 2, 2014, APRIL 3, 2014, APRIL 4, 2014,

MAY 1, 2014 AND MAY 6, 2014

The date of this Supplement is June 12, 2014.

The following changes are made in the prospectuses of the Class S shares (the “Class S Shares Prospectus”) and of the Class Y-1, Y-2, and Y-3 shares (the “Class Y Shares Prospectus”) of Mercer Funds:

Investec Plc (“Investec”) transferred certain advisory functions currently provided by Investec Asset Management US Ltd. (“IAM US”), a subadvisor to the Mercer Emerging Markets Equity Fund (the “Fund”), to an affiliated investment adviser, Investec Asset Management Ltd. (“IAML”) (the “Investec Reorganization”). Each of IAML and IAM US is an indirect, majority-owned subsidiary of Investec. IAML currently owns 100% of the outstanding equity securities of IAM US. As part of the Investec Reorganization, IAM US transferred its rights, obligations and duties under the current investment subadvisory agreement, dated July 1, 2013, amended as of October 29, 2013, by and between Mercer Investment Management, Inc. (“MIM”), the Fund’s investment advisor, and IAM US (the “Current Subadvisory Agreement”) to IAML. Accordingly, the Board of Trustees of Mercer Funds has approved an Amended and Restated Subadvisory Agreement pursuant to which IAML will replace IAM US under the Current Subadvisory Agreement as subadvisor to the Fund.

Following the Investec Reorganization, the current portfolio management team at IAM US responsible for providing investment advisory services to the Fund will continue to advise the portion of the Fund allocated to it under IAML as it currently does under IAM US. Archie Hart will continue to be primarily responsible for the day-to-day management of the allocated portion of the Fund following the Investec Reorganization. There will be no change in the nature or the level of services currently provided to the Fund by IAM US. As a result, effective immediately, all references to IAM US as subadvisor to the Fund in the Class S Shares Prospectus and Class Y Shares Prospectus are hereby deleted and replaced with IAML.

IAML is a limited company organized under the laws of England and Wales and has operated as an investment adviser registered under the Investment Advisers Act of 1940, as amended, since 2012.

MERCER FUNDS

SUPPLEMENT TO

THE STATEMENT OF ADDITIONAL INFORMATION

DATED JULY 31, 2013, AS SUPPLEMENTED AUGUST 15, 2013,

OCTOBER 29, 2013, NOVEMBER 13, 2013, NOVEMBER 14, 2013,

NOVEMBER 15, 2013, DECEMBER 10, 2013, DECEMBER 17, 2013

FEBRUARY 10, 2014, APRIL 2, 2014, APRIL 3, 2014, APRIL 4, 2014,

MAY 1, 2014 AND MAY 6, 2014

The date of this Supplement is June 12, 2014.

The following changes are made in the Statement of Additional Information of Mercer Funds:

Investec Plc (“Investec”) transferred certain advisory functions currently provided by Investec Asset Management US Ltd. (“IAM US”), a subadvisor to the Mercer Emerging Markets Equity Fund (the “Fund”), to an affiliated investment adviser, Investec Asset Management Ltd. (“IAML”) (the “Investec Reorganization”). Each of IAML and IAM US is an indirect, majority-owned subsidiary of Investec. IAML currently owns 100% of the outstanding equity securities of IAM US. As part of the Investec Reorganization, IAM US transferred its rights, obligations and duties under the current investment subadvisory agreement, dated July 1, 2013, amended as of October 29, 2013, by and between Mercer Investment Management, Inc., the Fund’s investment advisor, and IAM US (the “Current Subadvisory Agreement”) to IAML. Accordingly, the Board of Trustees of Mercer Funds has approved an Amended and Restated Subadvisory Agreement pursuant to which IAML will replace IAM US under the Current Subadvisory Agreement as subadvisor to the Fund.

Following the Investec Reorganization, the current portfolio management team at IAM US responsible for providing investment advisory services to the Fund will continue to advise the portion of the Fund allocated to it under IAML as it currently does under IAM US. Archie Hart will continue to be primarily responsible for the day-to-day management of the allocated portion of the Fund following the Investec Reorganization. There will be no change in the nature or the level of services currently provided to the Fund by IAM US. As a result, effective immediately, all references to IAM US as subadvisor to the Fund in the Statement of Additional Information are hereby deleted and replaced with IAML.

IAML is a limited company organized under the laws of England and Wales and has operated as an investment adviser registered under the Investment Advisers Act of 1940, as amended, since 2012.